Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Earnings Per Share
Net income	$ 38,020	$ 34,681	$ 74,264	$ 69,348
Weighted average shares outstanding (in shares)	85,833	85,430	85,756	85,353
Weighted average common and common equivalent shares outstanding (in shares)	87,590	87,241	87,588	87,176
Earning per share, Basic	$ 0.44	$ 0.41	$ 0.87	$ 0.81
Earning per share, Diluted	$ 0.43	$ 0.4	$ 0.85	$ 0.8
Employee Stock Options
Earnings Per Share
Dilutive effect of employee stock options (in shares)	478	556	519	557
Restricted stock and Performance share
Earnings Per Share
Dilutive effect of employee stock options (in shares)	1,279	1,255	1,313	1,266